Average Annual Total Returns - Pioneer Flexible Opportunities Fund	Mar. 01, 2021
BloombergBarclaysUsTreasuryTIP [Member]
Average Annual Return:
1 Year	8.39%
5 Years	4.13%
10 Years	2.88%
Since Inception	2.99%
Inception Date	May 03, 2010
Class A
Average Annual Return:
1 Year	1.67%
5 Years	6.30%
10 Years	5.98%
Since Inception	6.32%
Inception Date	May 03, 2010
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	1.18%
5 Years	4.79%
10 Years	4.73%
Since Inception	5.12%
Inception Date	May 03, 2010
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.95%
5 Years	4.49%
10 Years	4.44%
Since Inception	4.75%
Inception Date	May 03, 2010
Class C
Average Annual Return:
1 Year	5.68%
5 Years	6.46%
10 Years	5.65%
Since Inception	5.96%
Inception Date	May 03, 2010
Class Y
Average Annual Return:
1 Year	6.86%
5 Years	7.59%
10 Years	6.77%
Since Inception	7.09%
Inception Date	May 03, 2010
Class R
Average Annual Return:
1 Year	5.97%
5 Years	6.37%
10 Years
Since Inception	4.92%
Inception Date	Sep. 13, 2013
Class K
Average Annual Return:
1 Year	6.89%
5 Years
10 Years
Since Inception	3.71%
Inception Date	Jun. 22, 2018